IFRS 7 - Disclosure - Liquidity Risk - Summary of Deposit Funding (Detail) - CAD ($) $ in Millions	Jul. 31, 2019	Oct. 31, 2018
Disclosure Of Deposits [line items]
Funds from Deposits	$ 723,788	$ 706,133
Other Deposits [member]
Disclosure Of Deposits [line items]
Funds from Deposits	26	36
Canadian Retail [member] | P&C Deposits [member]
Disclosure Of Deposits [line items]
Funds from Deposits	371,786	359,473
U.S. Retail [member] | P&C Deposits [member]
Disclosure Of Deposits [line items]
Funds from Deposits	$ 351,976	$ 346,624